INCOME TAXES - Schedule of Income Tax Rate Reconciliation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income taxes [Abstract]
Theoretical income tax expense	€ 282,664	€ 250,136	€ 160,088
Permanent and other differences	(85,736)	(79,267)	(129,016)
Italian Regional Income Tax (IRAP)	39,446	32,422	22,662
Effect of changes in tax rates and tax regulations	553	633	800
Differences between foreign tax rates and the theoretical Italian tax rate and tax holidays	1,945	2,077	1,734
Taxes relating to prior years	(1,274)	2,556	514
Withholding tax on earnings	875	539	1,373
Total income tax expense	€ 238,472	€ 209,095	€ 58,155
Effective tax rate	20.20%	20.10%	8.70%